Events (Unaudited) Subsequent to the Date of the Independent Auditors Report	12 Months Ended
Dec. 31, 2023
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report
Events (Unaudited) Subsequent to the Date of the Independent Auditors Report

NOTE 19 — Events (Unaudited) Subsequent to the Date of the Independent Auditors Report

Settlement and Release Agreement

On June 18, 2024, the Company signed a definitive Settlement Agreement and Mutual Release Agreement with a vendor. Upon execution of the agreement, the Company shall pay to the vendor a deposit totaling $50,000 in two payments. Upon a business combination before September 30, 2024, the vendor shall receive 742,049 common shares of Pubco in exchange for a full release of all claims, which includes a $7.625 million outstanding balance, which is recorded in accrued expenses as of December 31, 2023 and 2022. In addition, upon the business combination the Company shall pay to an affiliate of the vendor $161,787. In the event the business combination does not consummate before September 30, 2024, the vendor shall retain all of its rights as prior to the execution of the Settlement Agreement and Mutual Release Agreement.

On September 20, 2024, certain lenders, including Catalytic and Bay Point have agreed to material economic arrangements under the Conversion and Mutual Release Agreement which provides for the debt conversion at the Closing of its existing indebtedness, including principal and accrued interest, into a predetermined number of Pubco Common Stock upon the consummation of the Business Combination. This Agreement also provides for the cancellation of any existing indebtedness, warrants or derivatives held by the investor, upon the consummation of the Business Combination. In the event the Closing of the Company Merger and listing of the Pubco Common Stock on NASDAQ does not occur on or before December 31, 2024, this Agreement is automatically terminated.

On September 25, 2024, Steele and its affiliates have agreed to material economic arrangements under the Loan Exchange and Release Agreement which provides for the exchange of its existing warrants into a predetermined number of Pubco Common Stock upon the consummation of the Business Combination. In the event the Closing of the Company Merger and listing of the Pubco Common Stock on NASDAQ does not occur on or before December 31, 2024, this Agreement is automatically terminated.

On September 25, 2024, Steele and Seaport have agreed to material economic arrangements under the Credit and Security Agreement that provides for the exchange of its existing indebtedness, including principal and accrued interest, for a senior secured term loan totaling $3,000,000 for 36 months and a senior secured term loan totaling $14,296,909 for 60 months, respectively effective upon the closing of the Business Combination Agreement. All outstanding principal and accrued and unpaid interest is due and payable in full on the Maturity Date. Interest shall accrue at a fixed per annum rate of 9.00%. The aggregate principal amount of the term loan, including any additional advances, plus all other permitted indebtedness, shall not exceed $20,000,000 on the Closing Date without the prior written consent of all of the parties.

On September 22, 2024, the Seed Financing note holders have agreed to material economic arrangements under the Creditor Conversion Agreement which provides for the debt conversion at the Closing of its existing indebtedness, including principal and accrued interest, into a predetermined number of Pubco Common Stock upon the consummation of the Business Combination. This Agreement also provides for the cancellation of any existing indebtedness, warrants or derivatives held by the investor, upon the consummation of the Business Combination. In the event the Closing of the Company Merger and listing of the Pubco Common Stock on NASDAQ does not occur on or before December 31, 2024, this Agreement is automatically terminated.

On September 25, 2024, Seaport and Steele also have agreed to material economic arrangements under the intercreditor agreement that provides for certain governance and intercreditor relationship agency between Seaport and Steele, both as senior lenders to Pubco, to take effect simultaneous to the consummation of the business combination.

On September 30, 2024, Mars and ScanTech, among other parties, have entered into Amendment No. 4 to the Business Combination Agreement, which sets forth that every issued and outstanding ordinary share that is not redeemed and sold between the Closing and the 90th day after the Closing, shall receive two (2) extra shares of Pubco Common Stock ninety days following the Closing or such other period as may be agreed by parties to the Business Combination Agreement. See the subsection entitled “The Business Combination Proposal — Amendments to the Business Combination Agreement” for additional information.

On October 10, 2024, the Company’s customer, VisionTec, issued a change order to modify the original purchase order.

The Company issued working capital promissory notes to Seaport Group SIBS, LLC on October 15, October 22, and October 30, 2024, with an interest rate of 12.0% accruing from the effective date and a principal amount of $187,000, $67,650 and $302,500, respectively. The principal amount of this note is subject to a $17,000, $6,150 and $27,500 original issue discount, respectively. The outstanding principal amount and any accrued interest shall be due and payable on the earlier of: (i) The date on which the Company receives proceeds from customer purchases tied to new purchase orders or invoices (which is separate from the $3,410,023 purchase order loan); (ii) 6 months after the effective date.

On November 14, 2024, ScanTech, Pubco and Seaport entered into a a drawable, Senior Unsecured Promissory Note agreement in an amount of up to $1,000,000 with an annual interest rate of 9% compounding daily. The note is due 90 days from its issuance with a default interest rate of 18%. The note contained a $10.00 option for Seaport to acquire shares in Pubco equal to the dollar amount drawn under the agreement (in this case, 1,000,000 shares).

On December 4, 2024, ScanTech along with Mars (the Clients) entered into a Capital Markets Advisory Agreement with BENJAMIN SECURITIES, INC. (“Benjamin”). Under the agreement, Benjamin will provide Capital Markets Advisory services on an as needed basis as determined by the mutual agreement of both Parties, in exchange for a payment of $250,000 paid at the Closing. In addition to the service fee, the Clients shall also pay to Benjamin a premium payment of $150,000.00, which following receipt Benjamin may in its sole discretion apply to benefit the holders of the Purchased Shares. The Premium Payment due at execution of the agreement is $25,000.00 and $125,000 at the closing of the deSPAC merger.

On December 31, 2024, ScanTech approved the Seventh Amended and Restated Operating Agreement. The primary amendments to the operating agreement included facilitating the membership unit issuances to the creditor conversions as well as the issuance of the P Units to Polar.

On January 2, 2025, the ScanTech successfully consummated its merger with Mars Acquisition Corp.

On January 2, 2025, ScanTech, Mars and Pubco entered into a Supplemental Agreement with Bay Point wherein Bay Point extended the termination date of its conversion agreement to January 2, 2025 in exchange for an issuance of 100,000 shares issued to Bay Point.

On January 2, 2025, ScanTech, Mars and Pubco entered into a Supplemental Agreement with Catalytic wherein Catalytic extended the termination date of its conversion agreement to January 2, 2025 in exchange for 100,000 shares issued to Catalytic.

ScanTech, Mars and Pubco continue to negotiate waivers with several creditors that have expressed an interest in such waiver. The negotiated settlements are expected to largely mirror those completed as of this filing. There is no guarantee any further extension agreements will be reached